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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       SEPTEMBER 30, 2008
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Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GENERAL ATLANTIC LLC
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Address:     3 Pickwick Plaza
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             Greenwich, CT 06830
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Form 13F File Number:    028-03473
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
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Title:       Chief Financial Officer
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Phone:       (203) 629-8600
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Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy              Greenwich, CT           November 14, 2008
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        [Signature]                  [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
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Form 13F Information Table Entry Total:                13
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Form 13F Information Table Value Total:            $2,643,376
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                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2    COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
--------------------  --------   ----------   --------   --------------------   ----------    --------  ----------------------------
                       TITLE                    VALUE      SHRS OR   SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS     CUSIP      (X$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE        SHARED     NONE
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DICE HOLDINGS         COM       253017107      160,462    22,600,310  SH          SOLE               22,600,310
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GENPACT               COM       G3922B107    1,109,992   106,832,699  SH          OTHER(1)                         106,832,699
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GEVITY HR INC         COM       374393106       16,100     2,211,500  SH          SOLE                2,211,500
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HEWITT                COM       42822Q100      356,182     9,774,477  SH          SOLE                9,774,477
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IHS INC               COM       451734107      130,315     2,735,409  SH          SOLE                2,735,409
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KRATOS DEFENSE
& SECURITY SO         COM       50077B108        3,173     1,602,771  SH          SOLE                1,602,771
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MERCADOLIBRE          COM       58733R102       80,100     3,936,140  SH          SOLE                3,936,140
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NET1 UEPS
TECHNOLOGIES, INC     COM       64107M206      143,115     6,409,091  SH          SOLE                6,409,091
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NYSE EURONEXT         COM       629491101      225,323     5,750,973  SH          SOLE                5,750,973
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PATNI
COMPUTER SYSTEMS      ADR       703248203       78,127    10,080,933  SH          SOLE               10,080,933
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RISKMETRICS
GROUP INC             COM       767735103      260,933    13,333,332  SH          SOLE               13,333,332
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VIMICRO CORPORATION   ADR       92718N109        3,617     1,500,934  SH          SOLE                1,500,934
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WUXI                  ADR       929352102       75,937     5,774,676  SH          SOLE                5,774,676
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(1) General Atlantic LLC ("General Atlantic") hereby advises that it may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 with respect to Genpact Ltd. common shares which are co-owned by an investment group affiliated with General Atlantic and another investment group through their shared ownership of Genpact Investment Co. (Lux) SICAR S.a.r.l.